Shareholder Report	12 Months Ended	19 Months Ended
	May 31, 2024 USD ($) Holding	May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000237190
Shareholder Report [Line Items]
Fund Name	Floating Rate ETF
Trading Symbol	TFLR
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Floating Rate ETF ("the fund") for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate ETF	$65	0.61%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Leveraged loans strongly advanced and outpaced most fixed income alternatives in the year ended May 31, 2024, amid growing expectations that the Federal Reserve would keep interest rates “higher for longer.” The resilient economy, investors’ healthy risk appetite, and favorable technical conditions also supported the asset class’s performance.

  Compared with the style-specific Morningstar LSTA Performing Loan Index, credit selection in the services sector aided relative performance, driven by our holdings in Ultimate Kronos Group and Ascend Learning. Asurion was a leading contributor in the wireless communications sector. Its dominant market position, solid credit profile, and near-term revenue visibility—as well as an attractive coupon—support our conviction.

  Selection among cable operators detracted, largely due to Altice France. In March, the company aggressively moved pending asset sales to an unrestricted subsidiary and threatened to withhold them from creditors unless they took a haircut to their claims. Our conservative positioning relative to the style-specific benchmark held back gains as loans from several fundamentally challenged issuers we did not own, such as Air Medical, rallied in the strong performance environment.

  The fund seeks high current income and some capital appreciation. Over the past year, we positioned the fund with a bias for discounted paper with shorter-dated maturities from higher-conviction issuers. Greater visibility on the trajectory of short-term interest rates and a high degree of confidence that issuers would be able to access capital markets and refinance the loans 12 to 24 months ahead of maturity supported our participation in these deals.

Line Graph [Table Text Block]
	Floating Rate ETF (Based on Net Asset Value)	(Regulatory Benchmark)	(Strategy Benchmark)
2022	$9,930	$10,064	$9,991
2023	$10,251	$10,060	$10,371
2023	$10,328	$10,265	$10,455
2023	$10,759	$10,156	$10,972
2023	$10,986	$10,183	$11,218
2024	$11,325	$10,395	$11,598
2024	$11,594	$10,399	$11,885

Average Annual Return [Table Text Block]
	1 Year	Since Inception 11/16/22
Floating Rate ETF (Based on Net Asset Value)	12.25%	10.09%
Floating Rate ETF (At Market Price)	12.05%	10.38%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31%	2.58%
Morningstar LSTA Performing Loan Index (Strategy Benchmark)	13.68%	11.88%

Performance Inception Date		Nov. 16, 2022
AssetsNet	$ 151,734,000	$ 151,734,000
Holdings Count | Holding	323	323
Advisory Fees Paid, Amount	$ 612,000
InvestmentCompanyPortfolioTurnover	46.50%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$151,734 Number of Portfolio Holdings323 Investment Advisory Fees Paid (000s)$612 Portfolio Turnover Rate46.5%
Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

BBB/BB Rated	3.1%
BB Rated	13.0
BB/B Rated	7.0
B Rated	58.4
B/CCC Rated	1.5
CCC Rated and Below	8.9
Not Rated	7.8
Short - Term Holdings	0.3

*Credit ratings for the securities held in the Fund are provided by Moody's and Standard & Poor's and are converted to the Standard & Poor's nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. Split ratings (e.g., BB/B and B/CCC) are assigned when Moody's and S&P differ. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Truist Insurance Holdings	3.2%
Hub International	2.8
UKG	2.4
Applied Systems	2.4
AssuredPartners	2.3
Cloud Software Group	2.2
Asurion	1.7
Epicor Software	1.6
UFC Holdings	1.4
Banff Merger Sub	1.4

Material Fund Change Name [Text Block]